Intangible Assets - Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Line Items]
Weighted-average life of identifiable intangible assets	5 years 6 months
Amortization expense of intangible assets	$ 1,211	$ 1,907	$ 2,204
Capitalized software development cost
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	3 years
Finite-lived Intangible Assets | Capitalized software development cost
Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 494	$ 1,200	$ 1,100
Minimum
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	6 months
Maximum
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	9 years